FINANCE LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Schedule of finance lease liabilities

(in thousands of $)	June 30, 2021	December 31, 2020
Finance lease liability, current portion	50,025	48,887
Finance lease liability, long-term portion	498,823	524,200
	548,848	573,087